Significant Accounting Policies - Major Charterers (Table) (Details)	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Entity Wide Revenue Major Customer
Percentage of time charter revenue	100.00%	100.00%
Concentration risk benchmark description	During the six month periods ended June 30, 2015 and 2014, charterers that individually accounted for more than 10% of the Partnership's revenues were as follows
Concentration risk benchmark percentage	10.00%
Charterer A
Entity Wide Revenue Major Customer
Percentage of time charter revenue	44.00%	36.00%
Charterer B
Entity Wide Revenue Major Customer
Percentage of time charter revenue	37.00%	63.00%
Charterer C
Entity Wide Revenue Major Customer
Percentage of time charter revenue	19.00%	1.00%